DFA International Value Portfolio

SHARE CLASS (TICKER): INSTITUTIONAL CLASS (DFIVX)

Summary Prospectus
February 28, 2023

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. You can find the Portfolio’s Prospectus and other information about the Portfolio, including the Statement of Additional Information (SAI) and most recent reports to shareholders, when available, online at https://www.dimensional.com/us-en/funds. You can also get this information at no cost by calling collect to (512) 306-7400 or by sending an e-mail request to document_requests@dimensional.com. The Portfolio’s Prospectus and SAI, both dated February 28, 2023, as may be supplemented, are incorporated by reference into this Summary Prospectus.

Investment Objective

The investment objective of the DFA International Value Portfolio (the “Portfolio”) is to achieve long-term capital appreciation. The DFA International Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The DFA International Value Series (the “DFA International Value Series” or the “Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the DFA International Value Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay
each year as a percentage of the value of your investment)*,**

Management Fee	0.45%

Other Expenses	0.03%

Total Annual Fund Operating Expenses	0.48%

Fee Waiver and/or Expense Reimbursement	0.20%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.28%

*

The “Management Fee” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the decrease in the management fee payable by the Feeder Portfolio from 0.30% to 0.25% effective as of February 28, 2022.

**

The “Management Fee” includes an investment management fee payable by the Feeder Portfolio and an investment management fee payable by the Master Fund. For any period when the Feeder Portfolio is invested in other funds managed by Dimensional Fund Advisors LP (the “Advisor”) (collectively, “Underlying Funds”), the Advisor has contractually agreed to permanently waive the Feeder Portfolio’s direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund’s investment management fee paid by the Feeder Portfolio through its investment in such Underlying Fund. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Feeder Portfolio and the indirect expenses of the Feeder Portfolio’s portion of the expenses of the Master Fund.

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EXAMPLE

This Example is meant to help you compare the cost of investing in the DFA International Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$29	$90	$157	$356

The Example reflects the aggregate annual operating expenses of the DFA International Value Portfolio and the Portfolio’s portion of the expenses of the DFA International Value Series.

PORTFOLIO TURNOVER

The DFA International Value Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the DFA International Value Portfolio’s performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 15% of the average value of its investment portfolio.

Principal Investment Strategies

The DFA International Value Portfolio invests substantially all of its assets in the DFA International Value Series. To achieve the Portfolio’s and Series’ investment objectives, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Series’ design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The DFA International Value Series is designed to purchase securities of large non-U.S. companies in countries with developed markets that the Advisor determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Series than companies with relatively lower market capitalizations. The Advisor may overweight certain stocks, including smaller

DFA International Value Portfolio Summary Prospectus 3

companies, lower relative price stocks, and/or higher profitability stocks within the large-cap value segment of developed ex U.S. markets. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

The DFA International Value Series intends to purchase securities of large companies associated with developed market countries that the Advisor has designated as approved markets. The Advisor determines the minimum market capitalization of a large company with respect to each country or region in which the Series invests. Based on market capitalization data as of December 31, 2022, for the Series, the market capitalization of a large company in any country or region in which the Series invests would be $1,325 million or above. This threshold will change due to market conditions.

The Advisor may also increase or reduce the DFA International Value Series’ exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The DFA International Value Series may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Series and the DFA International Value Portfolio each may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Series or Portfolio. Because many of the Series’ and Portfolio’s investments may be denominated in foreign currencies, the Series and the Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency.

The DFA International Value Series may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the DFA International Value Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is

4 Dimensional Fund Advisors

not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Series does not hedge foreign currency risk.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Series to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Series to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures, and options thereon, and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Series and the Portfolio use derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, settlement, liquidity, interest rate, market, credit and management risks, as well as the risk of improper valuation. Changes in the value of a derivative

DFA International Value Portfolio Summary Prospectus 5

may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Series may lose money and there may be a delay in recovering the loaned securities. The Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s control, including instances at third parties. The Portfolio and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: The Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the DFA International Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the DFA International Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

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DFA International Value Portfolio Institutional Class Shares—Total Returns

January 2013-December 2022

Highest Quarter 22.20% (10/20–12/20)	Lowest Quarter -31.98% (1/20–3/20)

Annualized Returns (%)
Periods ending December 31, 2022

	1 Year	5 Years	10 Years
DFA International Value Portfolio

Return Before Taxes	-3.48%	1.36%	4.61%

Return After Taxes on Distributions	-4.27%	0.38%	3.65%

Return After Taxes on Distributions and Sale of Portfolio Shares	-1.38%	0.97%	3.51%

MSCI World ex USA Value Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	-5.64%	0.56%	3.55%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the DFA International Value Portfolio and the DFA International Value Series. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Series. The following individuals are responsible for leading the day-to-day management of the Portfolio and the Series:

•	Jed S. Fogdall, Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2010.

DFA International Value Portfolio Summary Prospectus 7

•	Arun C. Keswani, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2020.

•

Joel P. Schneider, Deputy Head of Portfolio Management, North America, member of the Investment Committee, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2022.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the DFA International Value Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the DFA International Value Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the DFA International Value Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 (512) 306-7400 00283419

DFA INVESTMENT DIMENSIONS GROUP INC.
U.S. Targeted Value Portfolio
Emerging Markets Value Portfolio

DIMENSIONAL INVESTMENT GROUP INC.
DFA International Value Portfolio
Global Equity Portfolio
Global Allocation 60/40 Portfolio
Global Allocation 25/75 Portfolio

SUPPLEMENT TO THE
SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
OF EACH OF THE PORTFOLIOS LISTED ABOVE

The purpose of this Supplement to the Summary Prospectus, Prospectus, and Statement of Additional Information dated February 28, 2023, as amended, of the Class R1 and/or Class R2 shares of the portfolios listed above (collectively, the “Portfolios”), each a series of DFA Investment Dimensions Group Inc. or Dimensional Investment Group Inc. (collectively, the “Funds”), is to notify shareholders that the Board of Directors of each Fund approved a Plan of Recapitalization pursuant to which Class R1 shares of the U.S. Targeted Value Portfolio and Class R2 shares of the Portfolios (collectively, the “Class R shares”) will convert into Institutional Class shares of their respective Portfolios (the “Recapitalizations”).

As a result of the Recapitalizations, shareholders holding Class R shares of each Portfolio will receive Institutional Class shares of the same Portfolio in exchange for their Class R shares of the Portfolio with an aggregate net asset value equal to the aggregate net asset value of the Class R shares so exchanged. Following the Recapitalizations, the Class R shares of each Portfolio will cease operations. The Institutional Class shares of each Portfolio are described in separate summary prospectuses, prospectuses, and statements of additional information. A copy of the summary prospectus describing the Institutional Class shares of each Portfolio is available online at: https://www.dimensional.com/us-en/document-center/ and will be mailed to shareholders, as applicable, following the Recapitalizations.

The Recapitalizations will occur without any action being necessary from shareholders, and shareholders will not bear any fees or expenses in connection with the Recapitalizations. The Recapitalizations are expected to occur on or about June 9, 2023 or such later date as determined by the officers of the Funds (the “Conversion Date”). It is anticipated that the Recapitalizations will be a tax-free event for shareholders of the Portfolios.

In connection with the conversion, effective at the close of market on February 28, 2023, each Portfolio’s Class R shares will be closed to all new investors, except as noted below. Defined contribution plans, health savings plans, qualified tuition programs and other similar tax-advantaged plans or accounts and employer sponsored non-qualified deferred compensation plans, and their participants, where the Class R shares of a Portfolio were available to participants prior to the close of market on February 28, 2023, may continue to invest in the Class R shares of a Portfolio. Each Portfolio will not accept any additional purchases of Class R shares after the close of market on or about June 7, 2023. The Portfolios reserve the right to change this policy at any time. Of course, shareholders will continue to be able to exchange or redeem their shares in accordance with the policies in the Prospectus, as noted above.

The date of this Supplement is February 28, 2023.

DFA International Value Portfolio

SHARE CLASS (TICKER): CLASS R2 (DFIPX)

Summary Prospectus
February 28, 2023

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. You can find the Portfolio’s Prospectus and other information about the Portfolio, including the Statement of Additional Information (SAI) and most recent reports to shareholders, when available, online at https://www.dimensional.com/us-en/funds. You can also get this information at no cost by calling collect to (512) 306-7400 or by sending an e-mail request to document_requests@dimensional.com, or from your financial intermediary. The Portfolio’s Prospectus and SAI, both dated February 28, 2023, as may be supplemented, are incorporated by reference into this Summary Prospectus.

Investment Objective

The investment objective of the DFA International Value Portfolio (the “Portfolio”) is to achieve long-term capital appreciation. The Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The DFA International Value Series (the “International Value Series” or “Master Fund”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell Class R2 shares of the DFA International Value Portfolio. You may pay other fees or expenses in connection with your defined contribution, health savings and qualified tuition plans/programs, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each
year as a percentage of the value of your investment)*,**

Management Fee	0.45%

Other Expenses:

Shareholder Services Fees	0.25	%***

Other Expenses	0.02%

Total Other Expenses	0.27%

Total Annual Fund Operating Expenses	0.72%

Fee Waiver and/or Expense Reimbursement	0.20%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.52%

*

The “Management Fee” includes an investment management fee payable by the Feeder Portfolio and an investment management fee payable by the Master Fund. For any period when the Feeder Portfolio is invested in other funds managed by Dimensional Fund Advisors LP (the “Advisor”) (collectively, “Underlying Funds”), the Advisor has contractually agreed to permanently waive the Feeder Portfolio’s direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund’s investment management fee paid by the Feeder Portfolio through its investment in such Underlying Fund. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Feeder Portfolio and the indirect expenses of the Feeder Portfolio’s portion of the expenses of the Master Fund.

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**

The “Management Fee” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the decrease in the management fee payable by the Portfolio from 0.30% to 0.25% effective February 28, 2022.

***

An amount up to 0.25% of the average net assets of the Portfolio’s Class R2 shares may be used to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Portfolio’s Class R2 shares (“Shareholder Services Agent”).

EXAMPLE

This Example is meant to help you compare the cost of investing in the DFA International Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$53	$167	$291	$653

The Example reflects the aggregate annual operating expenses of the Portfolio and the Portfolio’s portion of the expenses of the International Value Series.

PORTFOLIO TURNOVER

The International Value Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when DFA International Value Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the International Value Series’ portfolio turnover rate was 15% of the average value of its investment portfolio.

Principal Investment Strategies

The DFA International Value Portfolio invests substantially all of its assets in the International Value Series. To achieve the Portfolio’s and Series’ investment objectives, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Series’ design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

DFA International Value Portfolio Summary Prospectus 3

The International Value Series is designed to purchase securities of large non-U.S. companies in countries with developed markets that the Advisor determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Series than companies with relatively lower market capitalizations. The Advisor may overweight certain stocks, including smaller companies, lower relative price stocks, and/or higher profitability stocks within the large-cap value segment of developed ex U.S. markets. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow and price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

The International Value Series intends to purchase securities of large companies associated with developed market countries that the Advisor has designated as approved markets. The Advisor determines the minimum market capitalization of a large company with respect to each country or region in which the Series invests. Based on market capitalization data as of December 31, 2022, for the International Value Series, the market capitalization of a large company in any country or region in which the International Value Series invests would be $1,325 million or above. This threshold will change due to market conditions.

The Advisor may also increase or reduce the International Value Series’ exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The International Value Series may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The International Value Series and the DFA International Value Portfolio each may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Series or Portfolio. Because many of the International Value Series’ and the Portfolio’s investments may be denominated in foreign currencies, the Series and the Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency.

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The International Value Series may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the DFA International Value Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the International Value Series that owns them, and, in turn, the Portfolio itself, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The International Value Series does not hedge foreign currency risk.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the International Value Series to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the International Value Series to at times underperform equity funds that use other investment strategies.

DFA International Value Portfolio Summary Prospectus 5

Derivatives Risk: Derivatives are instruments, such as futures, and options thereon, and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the International Value Series and the Portfolio use derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, settlement, liquidity, interest rate, market, credit and management risks, as well as the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the International Value Series may lose money and there may be a delay in recovering the loaned securities. The International Value Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s control, including instances at third parties. The Portfolio and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: The Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the DFA International Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the performance of the Portfolio’s Class R2 shares from year to year. The table illustrates how annualized one year, five year and ten year returns of the Class R2 shares of the Portfolio compare with those of a broad measure of market performance. The Portfolio’s past performance is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

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DFA International Value Portfolio Class R2 Shares—Total Returns

January 2013-December 2022

Highest Quarter 22.10% (10/20–12/20)	Lowest Quarter -32.07% (1/20–3/20)

Annualized Returns (%)
Periods ending December 31, 2022

	1 Year	5 Years	10 Years
DFA International Value Portfolio

Return Before Taxes	-3.57%	1.12%	4.36%

MSCI World ex USA Value Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	-5.64%	0.56%	3.55%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the DFA International Value Portfolio and the International Value Series. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the International Value Series. The following individuals are responsible for leading the day to day management of the Portfolio and the International Value Series:

•

Jed S. Fogdall, Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•	Arun C. Keswani, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2020.
DFA International Value Portfolio Summary Prospectus 7

•

Joel P. Schneider, Deputy Head of Portfolio Management, North America, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2022.

Purchase and Redemption of Fund Shares

Class R2 shares of the DFA International Value Portfolio are generally sold only to defined contribution plans, health savings plans, qualified tuition programs and other similar tax-advantaged plans or accounts and employer sponsored non-qualified deferred compensation plans (“Plans”). Investors who are considering an investment in the Portfolio should contact their employer or the Shareholder Services Agent for the Plan for details about the purchase procedures and the classes of shares that are available for purchase. A participant in a Plan or a client of an institution who desires to redeem shares of the Portfolio must furnish a redemption request to the Shareholder Services Agent designated under the Plan or by the institution. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the DFA International Value Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

The Class R2 shares of the DFA International Value Portfolio may pay financial intermediaries (such as Shareholder Services Agents) for performing certain shareholder services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your Shareholder Services Agent or visit your financial intermediary’s website for more information.

8 Dimensional Fund Advisors

Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 (512) 306-7400 00283499